Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-employment Benefits
Service cost	$ 131,662	$ 129,707
Interest cost	193,344	170,653
Prior service cost for plan amendments	46,846	(8,613)
Interest on plan assets	(112,788)	(120,591)
Net periodic cost	$ 259,064	$ 171,156